UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: JANUARY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR OPPORTUNITY FUND
                                                    JANUARY 31, 2007 (Unaudited)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.2%
--------------------------------------------------------------------------------
                                                   SHARES             VALUE
                                               --------------    ---------------
AGRICULTURE -- 1.6%
    Archer-Daniels-Midland ....................     1,328,000    $   42,496,000
                                                                 --------------
BANKING -- 6.4%
    Bank of America ...........................     1,060,000        55,734,800
    US Bancorp ................................     1,100,000        39,160,000
    Washington Mutual .........................     1,700,000        75,803,000
                                                                 --------------
                                                                    170,697,800
                                                                 --------------
BIOTECHNOLOGY -- 3.2%
    Amgen* ....................................     1,200,000        84,444,000
                                                                 --------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 4.3%
    Interpublic Group* ........................     3,700,000        48,692,000
    WPP Group ADR .............................       900,000        66,312,000
                                                                 --------------
                                                                    115,004,000
                                                                 --------------
BUSINESS SERVICES -- 5.0%
    Realogy* ..................................     1,000,000        29,900,000
    Western Union .............................     4,570,000       102,093,800
                                                                 --------------
                                                                    131,993,800
                                                                 --------------
COMMUNICATIONS & MEDIA -- 3.6%
    AT&T ......................................     1,540,000        57,950,200
    DIRECTV Group* ............................     1,500,000        36,585,000
                                                                 --------------
                                                                     94,535,200
                                                                 --------------
COMPUTER SOFTWARE -- 2.3%
    Microsoft .................................     1,950,000        60,177,000
                                                                 --------------
COMPUTERS & SERVICES -- 2.1%
    Diebold ...................................     1,225,000        56,778,750
                                                                 --------------
CONSUMER STAPLES -- 3.3%
    CVS .......................................     2,600,000        87,490,000
                                                                 --------------
ELECTRONICS MANUFACTURER -- 1.9%
    Flextronics International* ................     4,300,000        50,009,000
                                                                 --------------
FOOD, BEVERAGE & TOBACCO -- 6.2%
    Altria Group ..............................       965,000        84,331,350

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR OPPORTUNITY FUND
                                                    JANUARY 31, 2007 (Unaudited)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                   SHARES             VALUE
                                               --------------    ---------------
    ConAgra Foods .............................     1,500,000    $   38,565,000
    Sysco .....................................     1,200,000        41,460,000
                                                                 --------------
                                                                    164,356,350
                                                                 --------------
HOTELS & LODGING -- 2.5%
    Boyd Gaming ...............................       600,000        28,542,000
    Wyndham Worldwide* ........................     1,200,000        37,440,000
                                                                 --------------
                                                                     65,982,000
                                                                 --------------
INSURANCE -- 12.3%
    ACE Ltd. ..................................     1,000,000        57,780,000
    Allstate ..................................       600,000        36,096,000
    Assured Guaranty ..........................     1,750,000        45,920,000
    Conseco* ..................................     2,200,000        43,670,000
    ING Groep ADR .............................       675,000        29,740,500
    MBIA ......................................       900,000        64,647,000
    St Paul Travelers .........................       950,000        48,307,500
                                                                 --------------
                                                                    326,161,000
                                                                 --------------
MACHINERY -- 1.8%
    Illinois Tool Works .......................       950,000        48,440,500
                                                                 --------------
MEDICAL PRODUCTS & SERVICES -- 1.9%
    Cigna .....................................       384,000        50,841,600
                                                                 --------------
OFFSHORE DRILLING -- 2.9%
    GlobalSantaFe .............................     1,300,000        75,413,000
                                                                 --------------
PETROLEUM & FUEL PRODUCTS -- 9.9%
    Baker Hughes ..............................     1,050,000        72,481,500
    Chevron ...................................       750,000        54,660,000
    El Paso ...................................     4,400,000        68,288,000
    Halliburton ...............................     2,250,000        66,465,000
                                                                 --------------
                                                                    261,894,500
                                                                 --------------
PHARMACEUTICALS -- 6.8%
    Barr Pharmaceuticals* .....................       760,000        40,675,200
    Sanofi-Aventis ADR ........................     1,500,000        66,120,000
    Wyeth .....................................     1,500,000        74,115,000
                                                                 --------------
                                                                    180,910,200
                                                                 --------------
RETAIL -- 7.0%
    Home Depot ................................     1,900,000        77,406,000
    Limited Brands ............................     1,200,000        33,528,000

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR OPPORTUNITY FUND
                                                    JANUARY 31, 2007 (Unaudited)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                              SHARES/CONTRACTS        VALUE
                                               --------------    ---------------
    Target ....................................     1,200,000    $   73,632,000
                                                                 --------------
                                                                    184,566,000
                                                                 --------------
SEMI CONDUCTORS & EQUIPMENT -- 11.2%
    Cadence Design Systems* ...................     2,500,000        47,250,000
    Infineon Technologies* ....................     7,000,000        99,784,293
    Intel .....................................     5,500,000       115,280,000
    Qimonda ADR* ..............................     2,154,500        33,567,110
                                                                 --------------
                                                                    295,881,403
                                                                 --------------

    TOTAL COMMON STOCK
        (Cost $2,203,645,983)..................                   2,548,072,103
--------------------------------------------------------------------------------
OPTIONS -- 2.5%
--------------------------------------------------------------------------------
    CVS
        Call, Expires 01/17/09,
            Strike Price $20 ..................        10,000        15,700,000
    Home Depot
        Call, Expires 01/17/09,
            Strike Price $25 ..................         4,000         6,720,000
    Intel
        Call, Expires 01/17/09,
            Strike Price $15 ..................        45,000        32,850,000
    Wyeth
        Call, Expires 01/19/08,
            Strike Price $35 ..................         7,000        10,710,000

    TOTAL OPTIONS
        (Cost $60,917,520).....................                      65,980,000
                                                                 --------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (A) -- 2.1%
--------------------------------------------------------------------------------
    HighMark Diversified Money Market Fund,
        Fiduciary Class, 4.97%
        (Cost $55,955,939).....................    55,955,939        55,955,939
                                                                 --------------

    TOTAL INVESTMENTS -- 100.8%
        (Cost $2,320,519,442)+.................                  $2,670,008,042
                                                                 ==============
         PERCENTAGES ARE BASED ON NET ASSETS OF $2,650,005,804.
       * NON-INCOME PRODUCING SECURITY
     (A) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2007. ADR AMERICAN DEPOSITARY RECEIPT
    LTD. LIMITED
       + AT JANUARY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
         2,320,519,442, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $361,741,064 AND $(12,252,464), RESPECTIVELY.

         FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

CMB-QH-001-0600

THE ADVISORS' INNER CIRCLE FUND                CAMBIAR INTERNATIONAL EQUITY FUND
                                               JANUARY 31, 2007 (Unaudited)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 94.6%
--------------------------------------------------------------------------------
                                                      SHARES           VALUE
                                                   -------------    ------------
CANADA -- 1.3%
    Penn West Energy Trust ........................       17,000    $   513,140
                                                                    -----------
FRANCE -- 6.6%
    Lafarge .......................................        5,500        839,765
    Renault .......................................        5,000        616,911
    Sanofi-Aventis ADR ............................       25,000      1,102,000
                                                                    -----------
                                                                      2,558,676
                                                                    -----------
GERMANY -- 24.5%
    Bayerische Motoren Werke ......................       26,000      1,581,163
    Depfa Bank ....................................       50,000        881,673
    Deutsche Post .................................       35,000      1,073,340
    GEA Group .....................................       40,000        925,204
    Infineon Technologies ADR* ....................      110,000      1,582,900
    Muenchener Rueckversicherungs .................        9,500      1,493,711
    Qimonda ADR* ..................................       60,000        934,800
    Wacker Chemie .................................        6,400      1,026,249
                                                                    -----------
                                                                      9,499,040
                                                                    -----------
GREECE -- 2.0%
    Greek Postal Savings Bank* ....................       31,000        781,485
                                                                    -----------
HONG KONG -- 8.6%
    Asia Satellite Telecommunications Holdings Ltd.      600,000      1,075,675
    Lenovo Group Ltd. .............................    3,600,000      1,461,381
    Shun Tak Holdings Ltd. ........................      600,000        805,220
                                                                    -----------
                                                                      3,342,276
                                                                    -----------
IRELAND -- 2.3%
    Bank of Ireland ...............................       40,000        890,899
    Waterford Wedgwood* ...........................      154,260         13,029
                                                                    -----------
                                                                        903,928
                                                                    -----------
ISRAEL -- 2.7%
    Teva Pharmaceutical ADR .......................       30,000      1,053,000
                                                                    -----------
JAPAN -- 3.8%
    Inpex Holdings ................................           85        694,279
    Sega Sammy Holdings ...........................       30,000        771,329
                                                                    -----------
                                                                      1,465,608
                                                                    -----------

THE ADVISORS' INNER CIRCLE FUND                CAMBIAR INTERNATIONAL EQUITY FUND
                                               JANUARY 31, 2007 (Unaudited)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                      SHARES           VALUE
                                                   -------------    ------------
NETHERLANDS -- 9.7%
    Aegon ADR .....................................       50,000    $   988,000
    Buhrmann ......................................       65,000        970,490
    Heineken ......................................       16,000        808,150
    ING Groep .....................................       23,000      1,002,716
                                                                    -----------
                                                                      3,769,356
                                                                    -----------
NORWAY -- 0.7%
    Petroleum Geo-Services ADR* ...................       11,400        268,926
                                                                    -----------
SPAIN -- 2.6%
    Telefonica ADR ................................       15,000        989,100
                                                                    -----------
SWITZERLAND -- 4.4%
    Nestle ........................................        2,300        840,980
    Swiss Life Holding ............................        3,500        877,945
                                                                    -----------
                                                                      1,718,925
                                                                    -----------
TAIWAN -- 5.6%
    ASE Test Ltd.* ................................      100,000      1,101,000
    Chunghwa Telecom Ltd.  ADR ....................       50,860      1,053,311
                                                                    -----------
                                                                      2,154,311
                                                                    -----------
UNITED KINGDOM -- 19.8%
    BP ADR ........................................       16,000      1,016,160
    British Sky Broadcasting Group ................      110,000      1,175,619
    Britvic .......................................      140,000        823,481
    Lloyds TSB Group ..............................       85,000        967,497
    Royal Bank of Scotland Group ..................       40,000      1,601,159
    Ted Baker .....................................       60,000        749,295
    WPP Group .....................................       90,000      1,315,965
                                                                    -----------
                                                                      7,649,176
                                                                    -----------

    TOTAL COMMON STOCK
        (Cost $28,391,791).........................                  36,666,947
                                                                    -----------

THE ADVISORS' INNER CIRCLE FUND                CAMBIAR INTERNATIONAL EQUITY FUND
                                               JANUARY 31, 2007 (Unaudited)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARRANTS -- 2.7%
--------------------------------------------------------------------------------
                                                      SHARES           VALUE
                                                   -------------    ------------
TAIWAN (A) -- 2.7%
    Acer Participation Certificates,
    Expires 01/17/2012*
    (Cost $1,084,995)..............................      550,000    $ 1,028,500
                                                                    -----------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (B) -- 3.6%
--------------------------------------------------------------------------------
    Union Bank of California Diversified Money
        Market Fund, Fiduciary Shares, 4.53%
        (Cost $1,408,945) .........................    1,408,945      1,408,945
                                                                    -----------

    TOTAL INVESTMENTS -- 100.9%
        (Cost $30,885,731)+........................                 $39,104,392
                                                                    ===========
         PERCENTAGES ARE BASED ON NET ASSETS OF $38,740,278.
       * NON-INCOME PRODUCING SECURITY
     (A) THIS EQUITY WARRANT TRADES IN U.S. DOLLARS ON A ONE FOR ONE BASIS TO THE UNDERLYING STOCK. THE EQUITY WARRANT ISSUED IS SUBJECT TO RULE 144A OF THE SECURITY ACT OF 1933. SUCH SECURITIES MAY BE SOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY ON FOREIGN EXCHANGES OR TO QUALIFIED INSTITUTIONAL BUYERS.
     (B) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2007.
     ADR AMERICAN DEPOSITARY RECEIPT
    LTD. LIMITED
       + AT JANUARY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
         $30,885,731, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $8,523,899 AND $(305,238), RESPECTIVELY.

         FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

CMB-QH-002-0600

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR CONQUISTADOR FUND
                                                    JANUARY 31, 2007 (Unaudited)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 94.5%
--------------------------------------------------------------------------------
                                                      SHARES           VALUE
                                                   -------------    ------------
AEROSPACE/DEFENSE EQUIPMENT -- 1.9%
    Alliant Techsystems* ..........................       13,200    $ 1,069,200
                                                                    -----------
APPAREL/TEXTILES -- 1.7%
    Quiksilver* ...................................       65,800        935,018
                                                                    -----------
BANKS -- 7.8%
    BankAtlantic Bancorp, Cl A ....................       84,000      1,115,520
    Bankunited Financial, Cl A ....................       31,000        855,290
    Pacific Capital Bancorp .......................       38,000      1,214,480
    UCBH Holdings .................................       63,000      1,181,250
                                                                    -----------
                                                                      4,366,540
                                                                    -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.2%
    ADC Telecommunications* .......................       77,200      1,246,008
                                                                    -----------
BUILDING MATERIALS -- 2.0%
    Watsco ........................................       21,900      1,117,338
                                                                    -----------
BUSINESS SERVICES -- 1.6%
    eFunds* .......................................       34,200        913,824
                                                                    -----------
CHEMICALS -- 2.5%
    Cytec Industries ..............................       14,700        855,834
    Lubrizol ......................................       10,900        561,568
                                                                    -----------
                                                                      1,417,402
                                                                    -----------
COMPUTER SOFTWARE -- 4.1%
    Epicor Software* ..............................       77,400      1,071,990
    Parametric Technology* ........................       63,200      1,252,624
                                                                    -----------
                                                                      2,324,614
                                                                    -----------
COMPUTER STORAGE & PERIPHERALS -- 2.4%
    Smart Modular Technologies* ...................      110,000      1,366,200
                                                                    -----------
CONSTRUCTION & ENGINEERING -- 1.4%
    Chicago Bridge & Iron .........................       26,000        772,720
                                                                    -----------
CONSUMER DISCRETIONARY -- 1.7%
    Great Wolf Resorts* ...........................       68,000        960,160
                                                                    -----------
CONSUMER STAPLES -- 6.7%
    Elizabeth Arden* ..............................       63,200      1,194,480

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR CONQUISTADOR FUND
                                                    JANUARY 31, 2007 (Unaudited)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)                          SHARES           VALUE
                                                   -------------    ------------
    Gateway* ......................................      650,000    $ 1,332,500
    Prestige Brands Holdings* .....................       99,600      1,265,916
                                                                    -----------
                                                                      3,792,896
                                                                    -----------
DRUGS -- 1.3%
    PDL BioPharma* ................................       35,000        717,850
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTATION -- 1.9%
    Electro Scientific Industries* ................       51,700      1,085,183
                                                                    -----------
ENTERTAINMENT -- 3.3%
    DreamWorks Animation, Cl A* ...................       23,800        670,684
    Scientific Games, Cl A* .......................       38,500      1,195,040
                                                                    -----------
                                                                      1,865,724
                                                                    -----------
FOOD, BEVERAGE & TOBACCO -- 2.0%
    Del Monte Foods ...............................       97,000      1,111,620
                                                                    -----------
INDUSTRIAL/MACHINERY -- 1.8%
    Kennametal ....................................       16,800      1,038,240
                                                                    -----------
INSURANCE -- 7.5%
    American Equity Investment Life Holding .......       83,500      1,069,635
    Aspen Insurance Holdings Ltd. .................       40,400      1,035,048
    Max Re Capital Ltd. ...........................       46,100      1,106,400
    Security Capital Assurance Ltd. ...............       34,600        984,716
                                                                    -----------
                                                                      4,195,799
                                                                    -----------
MEDICAL PRODUCTS & SERVICES -- 7.6%
    Amedisys* .....................................       33,912      1,096,036
    Emdeon* .......................................       79,500      1,133,670
    inVentiv Health* ..............................       27,300        957,957
    PolyMedica ....................................       27,700      1,109,108
                                                                    -----------
                                                                      4,296,771
                                                                    -----------
OFFSHORE DRILLING -- 3.6%
    Atwood Oceanics* ..............................       23,200      1,122,184
    Todco* ........................................       26,100        903,843
                                                                    -----------
                                                                      2,026,027
                                                                    -----------
PERSONAL CREDIT INSTITUTIONS -- 1.4%
    Advance America Cash Advance Centers ..........       55,100        769,196
                                                                    -----------

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR CONQUISTADOR FUND
                                                    JANUARY 31, 2007 (Unaudited)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                      SHARES           VALUE
                                                   -------------    ------------
PETROLEUM & FUEL PRODUCTS -- 4.2%
    Oil States International* .....................       27,000    $   778,140
    Superior Energy Services* .....................       22,900        694,328
    Tetra Technologies* ...........................       38,700        896,292
                                                                    -----------
                                                                      2,368,760
                                                                    -----------
PHARMACEUTICALS -- 2.1%
    KV Pharmaceutical, Cl A* ......................       47,000      1,185,810
                                                                    -----------
PRINTING & PUBLISHING -- 1.9%
    Valassis Communications* ......................       69,700      1,071,289
                                                                    -----------
RESTAURANTS -- 1.8%
    Texas Roadhouse, Cl A* ........................       75,900      1,027,686
                                                                    -----------
RETAIL -- 9.8%
    Bebe Stores ...................................       61,500      1,138,980
    Saks ..........................................       62,000      1,163,120
    Stage Stores ..................................       35,800      1,148,822
    Talbots .......................................       46,000      1,085,600
    Zale* .........................................       34,600        952,192
                                                                    -----------
                                                                      5,488,714
                                                                    -----------
SEMI CONDUCTORS -- 8.3%
    Cirrus Logic* .................................      157,000      1,164,940
    International Rectifier* ......................       30,000      1,251,900
    Microsemi* ....................................       62,000      1,128,400
    Vishay Intertechnology* .......................       84,500      1,110,330
                                                                    -----------
                                                                      4,655,570
                                                                    -----------

    TOTAL COMMON STOCK
        (Cost $48,644,678).........................                  53,186,159
                                                                    -----------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (A) -- 5.2%
--------------------------------------------------------------------------------
    HighMark Diversified Money Market Fund,
        Fiduciary Class, 4.97% (A).................    2,236,949      2,236,949
    HighMark U.S. Government Money Market Fund,
        Fiduciary Class, 4.91% (A).................      688,478        688,478
                                                                    -----------

    TOTAL SHORT-TERM INVESTMENTS
        (Cost $2,925,427)..........................                   2,925,427
                                                                    -----------

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR CONQUISTADOR FUND
                                                    JANUARY 31, 2007 (Unaudited)

--------------------------------------------------------------------------------


                                                                       VALUE
                                                                    ------------

    TOTAL INVESTMENTS -- 99.7%
        (Cost $51,570,105)+........................                 $56,111,586
                                                                    ============
         PERCENTAGES ARE BASED ON NET ASSETS OF $56,295,841.
       * NON-INCOME PRODUCING SECURITY
     (A) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2007.
      CL CLASS
    LTD. LIMITED
       + AT JANUARY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
         $51,570,105, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,271,937 AND $(730,456), RESPECTIVELY.

         FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

CMB-QH-003-0600

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Advisors' Inner Circle Fund


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007

By (Signature and Title)*                  /s/ Michael Lawson
                                           --------------------------
                                           Michael Lawson
                                           Controller & CFO

Date: March 30, 2007
* Print the name and title of each signing officer under his or her signature.